SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net change in non-cash working capital items:
Deferred revenues	$ (573)	$ 573
Accounts payable and accrued liabilities	(941)	2,329	(136)
Prepaid expenses and other assets	287	981	(1,672)
Amounts receivable	2,615	543	(1,585)
Taxes payable	(121)	(358)	(292)
Amounts due to related parties	6	(44)	1
Taxes recoverable	(193)	1,017	(2,828)
Other liabilities	(100)
Inventory	3,182	(42)	(2,565)
Net change in non-cash working capital items	$ 4,162	$ 4,999	$ (9,077)